Reserves	12 Months Ended
Jun. 30, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
RESERVES

11. RESERVES

		Years Ended June 30,
	Notes	2021	2020	2019

(a) Share Based Payments
160,542,720 (2020: 21,550,000, 2019: 25,300,000) options for fully paid ordinary shares	11(c)	2,750,884	866,121	1,158,975

		2,750,884	866,121	1,158,975

The share-based payment reserve is used to recognize the fair value of options issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options are exercised. When options expire, the amount is transferred from reserve to accumulated losses.

		Years Ended June 30,
	Notes	2021	2020	2019

(b) Warrants/Free-attaching options
674,694,939 free-attaching options (2020: Nil, 2019: 586,672,964 warrants) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-

1. On April 9, 2019, the Group issued a total of 586,672,964 two for one free-attaching warrants each with an exercise price of A$0.045 (4.5 cents). These warrants were issued as part of the strategic investment made by Life Biosciences LLC, and an accompanying placement with sophisticated investors. On December 19, 2019, the warrants expired without exercise. On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023.

(c) Movements in Options for Fully Paid Ordinary Shares

	Years Ended June 30,
	2021		2020		2019
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	21,550,000	866,121	25,300,000	1,158,975	25,216,490	1,753,954
Options issued during the year	140,392,720	1,950,563	-	-	2,450,000	89,138
Expired during the year	-	-	(3,400,000)	(280,838)	(2,366,490)	(684,117)
Forfeited during the year	(1,400,000)	(65,800)	(350,000)	(12,016)

End of the year	160,542,720	2,750,884	21,550,000	866,121	25,300,000	1,158,975

Details of option grants are summarized as follows.

Year ended June 30, 2019:

●

On July 13, 2018 700,000 options were issued to an employee of the Group under the 2004 plan (see Note 15) in recognition of services rendered to the Group. The options are exercisable at A$0.083 consideration and expire on January 31, 2023. The fair value of the options is A$0.038.

●	On August 4, 2018 306,490 options expired.
●

On August 28, 2018 500,000 options were issued to a consultant under the 2004 Plan (see Note 15) in recognition of services rendered to the Group. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the options is A$0.019.

●	On October 1, 2018 360,000 options expired.
●	On October 24, 2018 200,000 options expired
●

On November 2, 2018 1,250,000 options were issued to a director under the 2004 Plan (see Note 15) in recognition of services rendered to the Group. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the options is A$0.016.

●	On November 3, 2018 200,000 options expired
●	On December 11, 2018 1,200,000 options expired
●	On February 5, 2019 100,000 options expired

Year ended June 30, 2020:

●	On September 30, 2019, 150,000 options were forfeited upon resignation of an employee.
●	On January 30, 2020, 200,000 options were forfeited upon resignation of an employee.
●	On February 18, 2020, 2,000,000 options expired.
●	On May 25, 2020, 1,400,000 options expired.
●	On December 19, 2019 586,672,964 short term warrants expired.

Year ended June 30, 2021:

●	On September 18, 2020, 49,000,000 options were issued to the Directors under the 2004 ASX Plan and 2018 ADS Plan. The options are exercisable at A$0.09 and expire on September 17, 2025. The fair value of the options is A$0.032 per option.
●	On March 31, 2021, 1,400,000 options were forfeited upon resignation of an employee.
●

On April 20, 2021, 91,392,720 options were issued to the Group’s newly appointed Chief Executive Office under the 2018 ADS Plan. The options are exercisable at A$0.032 and expire on January 6, 2026. The fair value of the options is A$0.028 per option.

(d) Terms and Conditions of Reserves

Options and warrants

Option holders and warrant holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Group’s shareholders. Options and warrants may be exercised at any time from the date they vest to the date of their expiration. Share options are exercisable into ordinary shares on a one for one basis on the date they are exercised. Options granted under the 2018 ADS Plan are exercisable into ADRs, being one option for one ADR, which equals ten ordinary shares, on the date they are exercised.

Expired options are reclassified into accumulated losses. Options forfeited due to failure of a vesting condition result in a reversal of the accumulated expense through the statement of profit or loss and other comprehensive loss.

In Australia, there is not a set number of authorized shares, shares are not reserved for the exercise of options, and shares do not have a par value.

(e) Options and Warrants Issued after Reporting Date

No options were issued after reporting date.